Award Timing Disclosure	12 Months Ended
Jan. 30, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Practices for Timing of Equity Awards
Dell Technologies follows a consistent approach in the timing of its equity awards. The Committee’s practice is to approve equity awards to the NEOs and other executive officers on an annual basis at the Committee’s first meeting each fiscal year, which is typically held in March and scheduled at least one year in advance. The Committee’s first meeting is typically held after Dell Technologies announces its financial results for the preceding fiscal year and the fourth quarter of that year. The Committee also may occasionally grant equity awards outside of the annual grant cycle for new hires, promotions, retention or other purposes. Dell Technologies has no program, plan or practice to time the grant of equity awards relative to the release of material nonpublic information.

Award Timing Method	Dell Technologies follows a consistent approach in the timing of its equity awards. The Committee’s practice is to approve equity awards to the NEOs and other executive officers on an annual basis at the Committee’s first meeting each fiscal year, which is typically held in March and scheduled at least one year in advance.
Award Timing Predetermined	true
Award Timing, How MNPI Considered	Dell Technologies has no program, plan or practice to time the grant of equity awards relative to the release of material nonpublic information.
MNPI Disclosure Timed for Compensation Value	false